FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant and FPA Liabilities (Q1) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 21,220,018	$ 39,232,167	$ 0	$ 39,232,167
Change in fair value	(8,957,794)	(7,328,958)	(11,408,319)	23,121,405
Fair value, end of period	12,262,224	31,903,209	39,232,167	21,220,018
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	9,798,000	22,364,221	0	22,364,221
Change in fair value	(4,112,400)	(4,424,221)	(6,466,973)	12,566,221
Fair value, end of period	5,685,600	17,940,000	22,364,221	9,798,000
Private Placement Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	11,422,018	16,867,946	0	16,867,946
Change in fair value	(4,845,394)	(2,904,737)	(4,941,346)	10,555,184
Fair value, end of period	6,576,624	13,963,209	16,867,946	11,422,018
FPA Liability [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	5,008,045	6,757,777	0	6,757,777
Change in fair value	(218,160)	1,603,769	(3,358,302)	1,749,732
Fair value, end of period	4,789,885	8,361,546	6,757,777	5,008,045
FPA liability - Committed [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	2,474,941	2,947,167	0	2,947,167
Change in fair value	(82,312)	528,947	(2,042,197)	472,226
Fair value, end of period	2,392,629	3,476,114	2,947,167	2,474,941
FPA liability - Optional [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	2,533,104	3,810,610	0	3,810,610
Change in fair value	(135,848)	1,074,822	(1,316,105)	1,277,506
Fair value, end of period	$ 2,397,256	$ 4,885,432	$ 3,810,610	$ 2,533,104